Related parties - Tier 1 capital instruments (Details 3) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CHF (SFr)
Capital transactions
Recorded investment, with a specific allowance	SFr 1,470		SFr 1,676
Qatar Investment Authority (QIA) and The Olayan Group | Tier 1 capital instrument
Capital transactions
Related Party Transaction, Arms Length, Basis of Transactions	Beginning in February 2011, the Group entered into agreements with entities affiliated with Qatar Investment Authority (QIA) and The Olayan Group, each of which has significant holdings of Group shares and other Group financial products, to purchase tier 1 high-trigger capital instruments. The agreements were subsequently amended in 2012 and 2013. In October 2018, the Group redeemed the following tier 1 high-trigger capital instruments: p USD 1.725 billion 9.5%, held by an affiliate of The Olayan Group; p USD 1.72 billion 9.5%, held by an affiliate of QIA; and p CHF 2.5 billion 9.0%, held by an affiliate of QIA. At the time of the original transaction, the Group determined that this was a material transaction and deemed QIA and The Olayan Group to be related parties of the Group's then Board of Directors members Jassim Bin Hamad J.J. Al Thani and Aziz R.D. Syriani for purposes of evaluating the terms and corporate governance of the original transaction. At that time, the Board of Directors (except for Mr. Bin Hamad J.J. Al Thani and Mr. Syriani, who abstained from participating in the determination process) determined that the terms of the original transaction, given its size, the nature of the contingent capital instrument, for which there was no established market, and the terms of the notes issued and held by QIA and The Olayan Group, were fair. As of April 26, 2013 and April 28, 2017, respectively, Mr. Syriani and Mr. Bin Hamad J.J. Al Thani retired from the Board of Directors and no other person affiliated with The Olayan Group or with QIA has been elected as a member of the Board of Directors.
Affiliate of The Olayan Group | Tier 1 capital instrument | Tier 1 Capital Instrument, USD
Capital transactions
Subordinated debt | $		$ 1,725
Subordinated debt interest rate	9.50%
Affiliate of Qatar Investment Authority [Member] | Tier 1 capital instrument | Tier 1 Capital Instrument, CHF
Capital transactions
Subordinated debt	SFr 2,500
Subordinated debt interest rate	9.00%
Affiliate of Qatar Investment Authority [Member] | Tier 1 capital instrument | Tier 1 Capital Instrument, USD
Capital transactions
Subordinated debt | $		$ 1,720
Subordinated debt interest rate	9.50%
Bank
Capital transactions
Recorded investment, with a specific allowance	SFr 1,458		SFr 1,663